Description of Business	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.Description of Business

Global Ship Lease, Inc.’s (the “Company”) business is to own and charter out containerships to leading liner companies.

On August 14, 2008, the Company merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. GSL Holdings, Inc. was the surviving entity, changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, which we refer to herein as the “Poseidon Transaction”. References herein to the “GSL Fleet” are to the 19 vessels that were owned by us prior to the consummation of the Poseidon Transaction, and references to the “Poseidon Fleet” are to the 19 vessels that we acquired as a result of the Poseidon Transaction, excluding the Argos.

The following table provides information about the 45 vessels owned as at June 30, 2020 which have an average age weighted by TEU capacity of 13.3 years. The Company had contracted to sell two vessels, GSL Matisse and Utrillo, prior to the period ended June 30, 2020, for which the sales took place in July 2020.

Company Name (1)	Fleet	Country of	Vessel	Capacity in TEUs	Year Built	Earliest
		Incorporation	Name	(2)		Charter Expiry Date
Global Ship Lease 54 LLC	GSL	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q22
Telemachus Marine LLC	Poseidon	Marshall Islands	Anthea Y	9,115	2015	3Q20
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	3Q20
Global Ship Lease 53 LLC	GSL	Liberia	MSC Tianjin	8,603	2005	2Q24
Global Ship Lease 52 LLC	GSL	Liberia	MSC Qingdao	8,603	2004	2Q24
Global Ship Lease 43 LLC	GSL	Liberia	GSL Ningbo	8,603	2004	3Q20
Global Ship Lease 30 Limited	—	Marshall Islands	GSL Eleni	7,847	2004	3Q24(3)
Global Ship Lease 31 Limited	—	Marshall Islands	GSL Kalliopi	7,847	2004	4Q22(3)
Global Ship Lease 32 Limited	—	Marshall Islands	GSL Grania	7,847	2004	4Q22(3)
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q24
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Philippos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q24
Aristoteles Marine LLC	Poseidon	Marshall Islands	Alexis	6,882	2015	1Q24
Menelaos Marine LLC	Poseidon	Marshall Islands	Olivia I	6,882	2015	1Q24
Global Ship Lease 23 Limited	GSL	Hong Kong	CMA CGM Berlioz	6,621	2001	2Q21
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Global Ship Lease 35 LLC	—	Liberia	GSL Nicoletta	6,840	2002	3Q20(4)
Global Ship Lease 36 LLC	—	Liberia	GSL Christen	6,840	2002	3Q20(4)
Global Ship Lease 33 Limited	—	Liberia	GSL Vinia	6,080	2004	3Q24(5)
Global Ship Lease 34 Limited	—	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24(5)
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	1Q22(6)
Hudson Marine LLC	Poseidon	Marshall Islands	Dimitris Y	5,936	2000	2Q21
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	1Q21
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	3Q20
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	3Q20(7)
Global Ship Lease 47 LLC	GSL	Liberia	CMA CGM Château d’If	5,089	2007	4Q20
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	4Q20
Global Ship Lease 50 LLC	GSL	Liberia	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 49 LLC	GSL	Liberia	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 51 LLC	GSL	Liberia	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 26 Limited	GSL	Hong Kong	GSL Valerie	2,824	2005	3Q20
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	1Q21
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	4Q20(8)
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	4Q20(8)
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q21(8)
Global Ship Lease 46 LLC	GSL	Liberia	La Tour	2,272	2001	4Q20
Global Ship Lease 38 LLC	GSL	Liberia	GSL Manet	2,272	2001	3Q20
Global Ship Lease 37 LLC	GSL	Liberia	GSL Matisse	2,262	1999	—
Global Ship Lease 39 LLC	GSL	Liberia	Utrillo	2,262	1999	—
Global Ship Lease 5 Limited	GSL	Cyprus	GSL Keta	2,207	2003	3Q20
Global Ship Lease 41 LLC	GSL	Liberia	Julie	2,207	2002	3Q20
Global Ship Lease 45 LLC	GSL	Liberia	Kumasi	2,207	2002	4Q20
Global Ship Lease 44 LLC	GSL	Liberia	Marie Delmas	2,207	2002	4Q20

(1) All subsidiaries are 100% owned, either directly or indirectly;

(2) Twenty-foot Equivalent Units;

(3) GSL Eleni delivered 3Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year at the option of the charterer;

(4) GSL Christen (formerly New Purchase One) was delivered in late January 2020 and GSL Nicoletta (formerly New Purchase Two) was delivered in February 2020.

(5) GSL Vinia and GSL Christel Elisabeth were delivered in December 2019 and are contracted on 52 – 60 months charters;

(6) 12-month extension at charterer’s option callable in 2Q2022;

(7) 12-24 month charter (which commenced in June 2019), at charterer’s option;

8) Charters for Maira and Nikolas extended to 4Q2020; Charter for Newyorker extended to 1Q2021.